SEGMENT INFORMATION	3 Months Ended
Mar. 31, 2012
SEGMENT INFORMATION
SEGMENT

NOTE 17. SEGMENT INFORMATION

Historically, our business has consisted of one reportable segment, Hospital Operations. However, during the three months ended June 30, 2012, our Hospital Operations segment and our Conifer segment entered into formal agreements, effective January 1, 2012, pursuant to which it was agreed that services provided by both parties to each other would be billed based on estimated third-party pricing terms. As a result, we have presented Conifer as a separate reportable business segment for all periods presented. The factors for determining the reportable segments include the manner in which management evaluates operating performance combined with the nature of the individual business activities.

Our core business is Hospital Operations, which is focused on providing acute care treatment, including inpatient care, intensive care, cardiac care, radiology services, emergency medical treatment and outpatient services. At March 31, 2012, our subsidiaries operated 49 hospitals in continuing operations, including three academic medical centers and one critical access hospital, with a combined total of 13,175 licensed beds, primarily serving urban and suburban communities in 10 states. Our subsidiaries also operated 98 free-standing and provider-based diagnostic imaging centers, ambulatory surgery centers, urgent care centers and free-standing emergency departments in 11 states at March 31, 2012. We also own an interest in an HMO and operate: various related health care facilities, including a long-term acute care hospital and a number of medical office buildings (all of which are located on, or nearby, our hospital campuses); physician practices; captive insurance companies; and occupational and rural health care clinics.

We also operate revenue cycle management, health care information management and patient communications services businesses under our Conifer subsidiary. In addition, Conifer operates a management services business that provides network development, utilization management, claims processing and contract negotiation services to physician organizations and hospitals that assume managed care risk. At March 31, 2012, Conifer provided these services to over 300 Tenet and non-Tenet hospitals and other health care organizations.

As mentioned above, in 2012, our Conifer segment and our Hospital Operations segment entered into formal agreements documenting terms and conditions of various services provided by Conifer to Tenet hospitals, as well as certain administrative services provided by our Hospital Operations segment to Conifer. The services provided by both parties under these agreements are charged to the other party based on estimated third-party pricing terms. In 2011, the services provided by both parties were charged to the other party based on an estimate of the internal costs to provide such services.

The following table includes amounts for each of our reportable segments and the reconciling items necessary to agree to amounts reported in the accompanying Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Operations:

	March 31,	December 31,
	2012	2011
Assets:
Hospital Operations and other	$8,472	$8,389
Conifer	73	73
Total	$8,545	$8,462

	Three Months Ended
	March 31,
	2012	2011
Capital expenditures:
Hospital Operations and other	$133	$113
Conifer	3	3
Total	$136	$116

Revenues:
Hospital Operations and other	$2,285	$2,236
Conifer
Tenet	90	60
Other customers	17	14
	2,392	2,310
Intercompany eliminations	(90)	(60)
Total	$2,302	$2,250

Adjusted EBITDA:
Hospital Operations and other	$285	$366
Conifer	25	5
Total	$310	$371

Depreciation and amortization:
Hospital Operations and other	$98	$96
Conifer	2	2
Total	$100	$98

Adjusted EBITDA	$310	$371
Depreciation and amortization	(100)	(98)
Interest expense	(98)	(118)
Litigation and investigation costs	(2)	(11)
Impairment of long-lived assets	(3)	(8)
Investment earnings	1	1
Income before income taxes	$108	$137

Due to the fact that Conifer’s revenues from providing services to Tenet’s hospitals are based on estimated third-party billing terms in 2012 but not in 2011, the following supplemental table presents 2012 EBITDA on a comparable basis to the 2011 presentation.

	Three Months Ended
	March 31,
	2012	2011
Adjusted supplemental EBITDA:
Hospital Operations and other	$301	$366
Conifer	9	5
Total	$310	$371